UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT ON REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, Chairman
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Conrad G. Goodkind
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2006

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on
Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Annual Report November 30, 2006 Thompson Plumb Growth Fund Thompson Plumb Bond Fund Telephone: 1-800-999-0887 www.thompsonplumb.com ____________________________________

THOMPSON PLUMB FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

     THOMPSON PLUMB FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

November 30, 2006

CONTENTS

Page(s)
GROWTH FUND
Investment review	4-5
Schedule of investments	6-8

BOND FUND
Investment review	9-10
Schedule of investments	11-12

FUND EXPENSE EXAMPLES	13

FINANCIAL STATEMENTS
Statements of assets and liabilities	14
Statements of operations	15
Statements of changes in net assets	16
Notes to financial statements	17-20
Financial highlights	21-22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

DIRECTORS AND OFFICERS	24-25

ADDITIONAL INFORMATION	26-27

     This annual report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund prospectus which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
Please read your prospectus carefully.

GROWTH FUND INVESTMENT REVIEW
November 30, 2006

Portfolio Managers
     John C. Thompson, CFA
     John W. Thompson, CFA

Performance

The Thompson Plumb Growth Fund produced a total return of 12.32% for the fiscal year ended November 30, 2006. While this return was somewhat appealing on an absolute basis, especially when compared to recent market returns, it did not keep pace with the S&P 500 Index, our benchmark, which returned 14.23% over the same time period.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11-30-06
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Growth Fund	12.32%	7.53%	4.70%	11.58%
S&P 500 Index	14.23%	11.78%	6.08%	8.05%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all voluntary fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

GROWTH FUND INVESTMENT REVIEW (Continued)
November 30, 2006

Management Commentary

We believe that an inflection point in our, and the market’s, returns was reached in early May as the type of higher quality stocks in which the Fund invests began to outperform other asset classes. While the absolute level of this performance differential has been modest and uneven, there is no doubt that a change is occurring. This change of market leadership to large, growing, multinational firms should continue which gives us significant optimism that our strategy of investing in high quality growth stocks should once again outperform.

There were many holdings that added to performance over the last year, including Comcast, Berkshire Hathaway, Microsoft, Morgan Stanley, Fannie Mae, Coca-Cola, Sysco Foods, Time Warner, Exxon Mobil, and Chevron. While each business had different positive operating attributes, the commonality is that they are all earning high returns on equity, growing earnings at attractive rates, trading at attractive multiples and returning cash to shareholders (with the exception of Berkshire Hathaway, which chooses to not pay a dividend or repurchase stock).

The amount of cash these companies are returning to shareholders is astounding and should be a major driver of future returns. The two largest returns of capital have been from Exxon Mobil and Microsoft, which in 2006 should pay shareholders roughly $36 billion and $26 billion, respectively, through dividends and share repurchases. The combined amount of these two capital returns is roughly equal to the entire value of Federal Express, Hershey, and General Motors. We expect that as long as the companies in our portfolio remain undervalued, these enormous stock repurchases will continue.

After three years of watching the companies in our portfolio grow earnings at double digit rates, but with little or no return to shareholders, it is refreshing to see the Fund beginning to perform better. In fact, we believe that we are entering a “catch up” period where our holdings should outperform both their respective fundamentals and the S&P 500 Index. Because of this, we look forward to the next year with optimism and continue to appreciate your support of our strategy through your holdings in the Fund.

Return on equity: A measure of a corporation’s profitability. Represents average return on equity on the securities in the portfolio, not the actual return on equity in the portfolio.

Mutual fund investing involves risk. Principal loss is possible.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Top 10 Equity Holdings at 11/30/06
		% of Fund’s
Company	Industry	Net Assets
Fannie Mae	Thrifts & Mortgage Finance	8.78%
Microsoft Corp.	Software	6.47%
Pfizer Inc.	Pharmaceuticals	5.31%
American International
Group, Inc.	Insurance	5.24%
Tyco International Ltd.	Industrial Conglomerates	4.89%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	4.88%
Viacom Inc. Class B	Media	4.87%
Chevron Corp.	Oil, Gas & Consumable Fuels	4.77%
The Coca-Cola Co.	Beverages	4.67%
Time Warner Inc.	Media	3.99%
As of November 30, 2006, 100% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS
November 30, 2006

	Shares	Value
COMMON STOCKS - 100.2%
Consumer Discretionary - 11.8%
Media - 10.1%
CBS Corp. Class B	306,925	$9,131,019
Time Warner Inc.	1,503,150	30,273,441
Viacom Inc. Class B (a)	985,925	36,982,047
		76,386,507
Multiline Retail - 0.2%
Kohl’s Corp. (a)	23,500	1,635,600
Specialty Retail - 1.5%
Bed Bath & Beyond Inc. (a)	114,700	4,444,625
The Home Depot, Inc.	189,400	7,191,518
		11,636,143
Consumer Staples - 10.7%
Beverages - 5.6%
PepsiCo, Inc.	115,900	7,182,323
The Coca-Cola Co.	757,500	35,473,725
		42,656,048
Food & Staples Retailing - 5.1%
Sysco Corp.	373,100	13,375,635
Walgreen Co.	72,800	2,947,672
Wal-Mart Stores, Inc.	475,100	21,902,110
		38,225,417
Energy - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
BP plc ADR	17,600	1,198,208
Chevron Corp.	500,450	36,192,544
Exxon Mobil Corp.	482,600	37,068,506
		74,459,258
Financials - 28.8%
Capital Markets - 2.9%
Morgan Stanley	286,650	21,831,264
Commercial Banks - 3.0%
Fifth Third Bancorp	581,600	22,932,488
Diversified Financial Services - 1.7%
Citigroup Inc.	264,700	13,126,473
Insurance - 8.4%
American International Group, Inc.	565,950	39,797,604
Berkshire Hathaway Inc. Class B (a)	5,700	20,263,500
The St. Paul Travelers Cos., Inc.	65,450	3,390,965
		63,452,069

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006

	Shares	Value
Thrifts & Mortgage Finance - 12.8%
Fannie Mae	1,168,100	$66,616,743
Freddie Mac	410,400	27,562,464
MGIC Investment Corp.	51,400	2,979,144
		97,158,351
Health Care - 14.2%
Biotechnology - 3.0%
Amgen Inc. (a)	324,050	23,007,550
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	105,400	1,667,428
Medtronic, Inc.	257,400	13,418,262
		15,085,690
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	208,900	13,499,118
Health Care Technology - 2.1%
IMS Health Inc.	576,900	15,847,443
Pharmaceuticals - 5.3%
Pfizer Inc.	1,466,450	40,312,710
Industrials - 6.2%
Commercial Services & Supplies - 0.2%
Cintas Corp.	44,700	1,886,340
Industrial Conglomerates - 6.0%
General Electric Co.	234,500	8,273,160
Tyco International Ltd.	1,226,200	37,141,598
		45,414,758
Information Technology - 18.7%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	307,650	8,269,632
Computers & Peripherals - 0.3%
EMC Corp. (a)	190,400	2,496,144
Electronic Equipment & Instruments - 1.2%
Celestica Inc. (a)	348,400	3,180,892
Solectron Corp. (a)	1,790,900	5,963,697
		9,144,589
Internet Software & Services - 1.1%
eBay Inc. (a)	257,350	8,325,272
IT Services - 4.1%
First Data Corp.	557,950	14,088,237
Fiserv, Inc. (a)	80,150	4,096,467
Western Union Co. (a)	560,850	12,787,380
		30,972,084

See Notes to Financial Statements.

GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006

	Shares or
	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp. (a)	197,200	$3,922,308
Intel Corp.	202,650	4,326,578
Linear Technology Corp.	336,500	10,815,110
Maxim Integrated Products, Inc.	418,300	13,168,084
		32,232,080
Software - 6.7%
Microsoft Corp.	1,673,850	49,094,020
Take-Two Interactive Software, Inc. (a)	88,400	1,534,624
		50,628,644
TOTAL COMMON STOCKS (COST $639,800,385)		760,621,672

WARRANTS - 0.0%

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Clarient Inc., issued 3/31/2004, exercise price $2.75,
expires 3/31/2008 (a) (b) (c)	30,000	–
Clarient Inc., issued 4/27/2004, exercise price $2.75,
expires 4/27/2008 (a) (b) (c)	45,000	–
TOTAL WARRANTS (COST $0)		–

SHORT-TERM INVESTMENTS - 0.0%

Variable Rate Demand Notes - 0.0%
Wisconsin Central Credit Union, 4.990%	$16,933	16,933
Total Variable Rate Demand Notes		16,933
TOTAL SHORT-TERM INVESTMENTS (COST $16,933)		16,933
TOTAL INVESTMENTS - 100.2% (COST $639,817,318)		760,638,605
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(1,680,629)
NET ASSETS - 100.0%		$758,957,976

(a) Non-income producing security.
(b) Security is illiquid.
(c) Fair valued.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW
November 30, 2006

Portfolio Manager
     John W. Thompson, CFA

Performance

The Thompson Plumb Bond Fund produced a total return of 5.64% for the fiscal year ended November 30, 2006. The Lehman Brothers Intermediate Government/Credit Index produced a total return of 5.16% over the same one-year period.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11-30-06
	1 Year	3 Year	5 Year	10 Year
Thompson Plumb Bond Fund	5.64%	3.26%	4.57%	5.30%
Lehman Brothers Intermediate Gov’t/Credit Index	5.16%	3.33%	4.50%	5.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonplumb.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all voluntary fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark that includes virtually every major U.S. Government and investment-grade rated corporate bond with 1-10 years remaining until maturity. You cannot directly invest in an index.

BOND FUND INVESTMENT REVIEW (Continued)
November 30, 2006

Management Commentary

During the past year interest rates rose throughout the first half of the year, then reversed direction in June, and recently declined to finish the year near the year’s beginning levels. Also, yield spreads remained narrow throughout the period, and currently sit near all time lows.

The Thompson Plumb Bond Fund’s investment thesis for 2006 was established with the expectation that the economy would remain relatively strong and that inflationary pressures would continue to mount with elevated prices for energy, commodities, healthcare, rents and wages. The Bond Fund had a good year despite the inflationary environment that prevailed in 2006. We expected that interest rates were going to rise throughout the year, and maintained a short duration to reduce the potential for capital depreciation in longer-term bonds. The Bond Fund’s higher quality, short maturity structure did not benefit the portfolio’s return in 2006 because the yield curve remained flat. However, positive contributions to the return were derived from the appreciation on the Adelphia bond, the higher yields on the U.S. Government Agency cushion bonds and the income plus appreciation on the General Motors Acceptance Corporation (“GMAC”) bonds.

During the 2006 fiscal year we initiated an investment program to move the composition of the Fund to a mix of higher-quality corporate bonds and U.S. Government securities. Because yield spreads remained near their all-time lows, this risk reduction strategy did not have a significant beneficial effect on the portfolio during the year.

Our outlook for the bond market in 2006 was for gradually increasing interest rates accompanied by slowing economic growth. The economy, indeed, slowed down a bit, but interest rates remained persistently low. We continue to believe that economic growth should moderate, and that mid- and long-term interest rates should move higher. The extremely low interest rates of the past few years, combined with record corporate profits and cash flows, have reduced the supply of investment grade corporate bonds. At the same time, international lenders and investors, both private and institutional, have excess capital to invest, which finds its way to the safest environment with the highest return, which is still the United States.

We believe that lenders and bond investors are not being compensated sufficiently with the current low yield spreads to warrant investing in lower-quality bonds. Therefore, our strategy as we head into 2007 will be to focus more on Government securities, taking little or no credit risk, until spreads widen enough to warrant investment in corporate debt. Also, we will consider special situations, which can materialize throughout the year and offer opportunities to enhance returns.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Please refer to the Schedule of Investments on page 11 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

Portfolio Concentration at 11/30/06		Top 10 Bond Holdings at 11/30/06
(Includes cash and cash equivalents)
Quality				Maturity	% of Fund’s
U.S. Government and Agency Issues	50.8%	Company	Coupon	Date	Net Assets
AA	9.1%	Fannie Mae	5.050%	1/12/2009	6.16%
A	20.6%	Fannie Mae	5.250%	12/15/2008	6.15%
BAA	10.2%	Comcast Cable
BA and Below	5.2%	Communications	8.375%	5/1/2007	4.06%
Short-Term Investments	4.1%	Fannie Mae	5.450%	8/8/2011	3.69%
	100.0%	Morgan, J. P. & Co.	6.700%	11/1/2007	3.12%
Maturity		Household Finance Co.	7.650%	5/15/2007	3.11%
Under 1 year	33.7%	Beneficial Corp.	6.850%	10/3/2007	3.11%
1 to 3 years	32.9%	Wisconsin Power & Light	7.000%	6/15/2007	3.11%
3 to 5 years	7.6%	Penney, J.C. Co	7.600%	4/1/2007	3.10%
5 to 10 years	19.7%	Fannie Mae	6.000%	12/5/2016	3.09%
Over 10 Years	6.1%
	100.0%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2006

	Principal
	Amount	Value
BONDS - 97.3%

Corporate Bonds - 45.7%
Adelphia Communications, 9.875% due 3/1/2005 (a)	$598,000	$511,290
Beneficial Corp., 6.850% due 10/3/2007	1,000,000	1,009,745
Capital One Financial, 4.738% due 5/17/2007	600,000	597,842
Comcast Cable Communications, 8.375% due 5/1/2007	1,300,000	1,316,281
First Data Corp., 6.375% due 12/15/2007	350,000	353,190
First Data Corp., 3.375% due 8/1/2008	500,000	486,325
Gannett Co., 4.125% due 6/15/2008	1,000,000	982,074
General Motors Acceptance Corp., 4.100% due 6/15/2007	52,000	51,298
General Motors Acceptance Corp., 5.850% due 8/15/2007	86,000	85,410
General Motors Acceptance Corp., 5.000% due 6/15/2008	100,000	96,742
General Motors Acceptance Corp., 5.400% due 5/15/2009	120,000	115,110
General Motors Acceptance Corp., 6.250% due 5/15/2009	50,000	49,012
General Motors Acceptance Corp., 5.250% due 8/15/2009	80,000	76,541
General Motors Acceptance Corp., 7.200% due 8/15/2009	50,000	50,204
General Motors Acceptance Corp., 5.000% due 9/15/2009	110,000	104,323
General Motors Acceptance Corp., 7.000% due 3/15/2010	130,000	129,341
General Motors Acceptance Corp., 7.000% due 10/15/2011	200,000	198,643
General Motors Acceptance Corp., 7.250% due 8/15/2012	100,000	98,894
General Motors Acceptance Corp., 7.000% due 11/15/2012	50,000	49,054
General Motors Acceptance Corp., 7.100% due 1/15/2013	32,000	31,494
General Motors Acceptance Corp., 6.000% due 7/15/2013	60,000	55,449
Hartford Life, 7.100% due 6/15/2007	500,000	504,468
Hartford Life Global, 3.160% due 6/15/2010 (b)	500,000	478,230
Household Finance Co., 7.650% due 5/15/2007	1,000,000	1,009,778
International Lease Finance, 5.625% due 6/1/2007	850,000	850,858
Morgan, J. P. & Co., 6.700% due 11/1/2007	1,000,000	1,013,132
Morgan Stanley, 4.060% due 6/1/2011 (b)	500,000	490,275
Penney, J. C. Co., 7.600% due 4/1/2007	1,000,000	1,006,382
SLM Corp., 5.020% due 3/2/2009 (b)	1,000,000	969,320
Verizon New York, 6.875% due 4/1/2012	250,000	262,700
Viacom, 5.625% due 5/1/2007	770,000	770,600
Wisconsin Power & Light, 7.000% due 6/15/2007	1,000,000	1,008,653
Total Corporate Bonds		14,812,658

United States Government and Agency Issues - 51.6%
Fannie Mae, 4.000% due 10/30/2008	1,015,000	998,405
Fannie Mae, 5.250% due 12/15/2008	2,000,000	1,996,012
Fannie Mae, 5.050% due 1/12/2009	2,000,000	1,999,350
Fannie Mae, 5.450% due 8/8/2011	1,200,000	1,197,599
Fannie Mae, 6.125% due 8/28/2014	1,000,000	1,001,778
Fannie Mae, 6.000% due 1/26/2016	1,000,000	999,091
Fannie Mae, 6.000% due 11/21/2016	1,000,000	998,564
Fannie Mae, 6.000% due 12/5/2016	1,000,000	1,001,818
Fannie Mae, 6.500% due 9/20/2021	1,000,000	999,515
Federal Home Loan Banks, 4.250% due 3/24/2008	1,000,000	991,328

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006

	Principal
	Amount	Value
Federal Home Loan Banks, 3.500% due 12/30/2008 (c)	$1,000,000	$981,866
Federal Home Loan Banks, 6.000% due 1/6/2016	1,000,000	998,583
Federal Home Loan Banks, 6.500% due 8/15/2016	1,000,000	1,001,555
Freddie Mac, 3.290% due 6/16/2009	600,000	578,521
Freddie Mac, 6.000% due 10/19/2016	1,000,000	1,000,648
Total United States Government and Agency Issues		16,744,633
TOTAL BONDS (COST $31,684,948)		31,557,291

SHORT-TERM INVESTMENTS - 4.1%

Commercial Paper - 3.1%
Prudential Funding, 5.230% due 12/5/2006	1,000,000	999,435
Total Commercial Paper		999,435

Variable Rate Demand Notes - 1.0%
American Family Financial Services, 4.943%	116,000	116,000
Wisconsin Central Credit Union, 4.990%	228,069	228,069
Total Variable Rate Demand Notes		344,069
TOTAL SHORT-TERM INVESTMENTS (COST $1,343,504)		1,343,504
TOTAL INVESTMENTS - 101.4% (COST $33,028,452)		32,900,795
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(448,289)
NET ASSETS - 100.0%		$32,452,506

(a) Adelphia Communications bonds are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest expense.
(b) Floating rate notes whose yields vary with the consumer price index. These securities are shown at their current coupon rate as of November 30, 2006.
(c) Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
November 30, 2006

Example

A mutual fund shareholder may incur two types of costs: (1) transaction costs such as sales charges and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	06/01/06	11/30/06	06/01/06-11/30/06
Thompson Plumb Growth Fund
Actual	$1,000.00	$1,117.88	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.38	$5.67
Thompson Plumb Bond Fund
Actual	$1,000.00	$1,046.59	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.24

*	Expenses are equal to the annualized expense ratio for each Fund (Growth Fund: 1.12%; Bond Fund: 0.64%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ prospectus.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2006 (In thousands, except per share amounts)

	GROWTH	BOND
	FUND	FUND

ASSETS
Investments at value (Cost $639,817 and $33,028, respectively)
Common stocks	$760,622	–
Bonds	–	$31,557
Short-term investments	17	1,344
Total Investments	760,639	32,901

Due from sale of securities	280	83
Receivable from fund shares sold	685	83
Dividends and interest receivable	1,585	445
Receivable from investment advisor	—	3
Prepaid expenses	83	7
Total Assets	763,272	33,522
LIABILITIES
Due on purchase of securities	271	1,000
Payable for fund shares redeemed	3,355	50
Accrued expenses payable	83	19
Due to investment advisor	605	—
Total Liabilities	4,314	1,069
NET ASSETS	$758,958	$32,453
Net Assets consist of:
Capital stock ($.001 par value)	$626,141	$32,412
Undistributed net investment income	5,155	377
Accumulated net realized gain (loss) on investments	6,840	(209)
Net unrealized appreciation (depreciation) on investments	120,822	(127)
Net Assets	$758,958	$32,453
Shares of capital stock outstanding (unlimited shares authorized)	15,195	3,162
Offering and redemption price/Net asset value per share	$49.95	$10.26

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
Year Ended November 30, 2006 (In thousands)

	GROWTH	BOND
	FUND	FUND

Investment income
Dividends	$14,596	–
Interest	18	$1,549
	14,614	1,549
Expenses
Investment advisory fees	7,605	196
Shareholder servicing costs	739	29
Administrative and accounting services fees	300	45
Custody fees	245	6
Professional fees	95	56
Directors fees	58	12
Federal & state registration	45	31
Other expenses	282	16
Total expenses	9,369	391
Less expenses reimbursed by advisor	–	(175)
Net expenses	9,369	216
Net investment income	5,245	1,333
Net realized gain (loss) on investments	22,365	(208)
Net unrealized appreciation on investments	62,707	571
Net gain on investments	85,072	363
Net increase in net assets resulting from operations	$90,317	$1,696

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	GROWTH		BOND
	FUND		FUND

	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2006	2005	2006	2005
Operations
Net investment income	$5,245	$6,165	$ 1,333	$ 1,189
Net realized gain (loss) on investments	22,365	25,122	(208)	298
Net unrealized appreciation (depreciation) on investments	62,707	(9,481)	571	(1,418)
Net increase in net assets resulting from operations	90,317	21,806	1,696	69

Distributions to Shareholders
Distributions from net investment income	(5,978)	(14,138)	(1,224)	(1,261)
Distributions from net realized gains on securities transactions	(24,731)	(17,651)	(285)	(245)
Total distributions to shareholders	(30,709)	(31,789)	(1,509)	(1,506)

Fund Share Transactions (See Note 4)	(331,341)	(445,266)	1,715	2,262

Total Increase (Decrease) in Net Assets	(271,733)	(455,249)	1,902	825

Net Assets
Beginning of period	1,030,691	1,485,940	30,551	29,726
End of period	$758,958	$1,030,691	$32,453	$30,551
Undistributed net investment income included
in net assets at end of period	$5,155	$5,888	$ 377	$ 268

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2006

NOTE 1 - ORGANIZATION
Thompson Plumb Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson Plumb Growth Fund (the “Growth Fund”) and Thompson Plumb Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term, variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the Growth Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006

DIRECTED BROKERAGE ARRANGEMENTS - The Funds have directed brokerage arrangements with Fidelity Capital Markets, BNY Brokerage and Trade Manage Capital, Inc. Upon purchase and/or sale of the investment securities at best execution, the Funds pay brokerage commissions to Fidelity Capital Markets, BNY Brokerage and Trade Manage Capital, Inc. These commission payments generate non-refundable cumulative credits, which are available to pay certain expenses of the Funds. There were no direct brokerage credits during the year ended November 30, 2006.

LINE OF CREDIT - The Funds have established a line of credit (“LOC”) with U.S. Bank N.A. which expires November 15, 2007, used for temporary liquidity needs. The LOC is used primarily to finance redemption payments. Each of the individual Funds borrowing under the LOC are limited to either 5% of the market value of the Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of November 30, 2006, the limits established by the Funds’ Board are: Growth Fund - $20,000,000 and Bond Fund - $1,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the year ended November 30, 2006.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
Growth Fund	$355,310	7.875%	$28,500
Bond Fund	$5,167	7.625%	$393

GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

FAIR VALUE MEASUREMENTS - On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 addresses how companies should measure fair value when specified assets and liabilities are measured at fair value for either recognition or disclosure purposes under generally accepted accounting principles (GAAP). FAS 157 is intended to make the measurement of fair value more consistent and comparable and improve disclosures about those measures. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not meeting the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements but does not anticipate that FIN 48 will have a material impact on the Fund’s financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management LLC (“TIM”) is retained by the Funds provides for compensation to TIM (computed daily and paid monthly) at the following annual rates: for the Growth Fund - 1.00% of the first $50 million of average daily net assets and 0.90% of average daily net assets in excess of $50 million; and for the Bond Fund - 0.65% of the first $50 million of average daily net assets and 0.60% of average daily net assets in excess of $50 million.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006

Pursuant to an Administrative and Accounting Services Agreement, TIM Holdings, Inc., (an affiliate of TIM) maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM Holdings, Inc. a fee computed daily and payable monthly at the annual rate of 0.15% of net assets up to $30 million, 0.10% of the next $70 million of net assets and 0.025% of net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM Holdings, Inc. in the amounts of $97,998 and $30,000 for the Growth Fund and Bond Fund, respectively, for the year ended November 30, 2006.

For the year ended November 30, 2006, the Advisor reimbursed expenses incurred by the Bond Fund in the amount of $174,760 so that the annual operating expenses did not exceed of 0.72% of its average daily net assets.

Effective December 1, 2006, the Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2008 so that the annual operating expenses of the Bond Fund do not exceed 0.59% of average daily net assets.

NOTE 4 - FUND SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

(In thousands)
	Year Ended		Year Ended
	November 30, 2006		November 30, 2005
	Shares	Dollars	Shares	Dollars
Growth Fund
Shares sold	2,417	$111,004	5,347	$243,605
Shares issued in reinvestment of dividends	121	5,426	286	13,092
Shares issued in reinvestment of realized gains	531	23,769	372	17,052
Shares redeemed	(10,356)	(471,540)	(15,807)	(719,015)
Net decrease	(7,287)	$(331,341)	(9,802)	$(445,266)

Bond Fund
Shares sold	812	$8,193	1,008	$10,629
Shares issued in reinvestment of dividends	110	1,103	106	1,098
Shares issued in reinvestment of realized gains	26	256	23	240
Shares redeemed	(779)	(7,837)	(926)	(9,705)
Net increase	169	$1,715	211	$2,262

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the year ended November 30, 2006 were as follows:

	Securities other than U. S.
	Government and Short-term
	Investments		U. S. Government Securities
	Purchases	Sales	Purchases	Sales
Growth Fund	$147,104,656	$499,066,579	$–	$–
Bond Fund	$2,258,204	$7,930,695	$14,664,095	$7,420,519

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2006

NOTE 6 - INCOME TAX INFORMATION
At November 30, 2006, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

				Net unrealized	Distributable	Distributable
		Unrealized	Unrealized	appreciation	ordinary	long-term
	Federal tax cost	appreciation	depreciation	(depreciation)	income	capital gains
Growth Fund	$657,480,528	$128,669,245	$(25,511,168)	$103,158,077	$11,262,259	$18,396,704
Bond Fund	$33,028,452	$124,037	$(251,694)	$(127,657)	$377,633	$–

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The tax components of distributions paid during the fiscal year ended November 30, 2006, capital loss carryforward as of November 30, 2006 and tax basis post-October losses as of November 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year are:

		Long-term
	Ordinary income	capital gains	Net capital loss	Post-October
	distributions	distributions	carryforward*	losses
Growth Fund	$11,125,635	$19,583,334	$–	$–
Bond Fund	$1,226,849	$281,964	$90,180	$119,250

* Expires November 30, 2014.

The tax components of distributions paid during the fiscal year ended November 30, 2005 are:

	Ordinary	Long-term
	income	capital gains
	distributions	distributions
Growth Fund	$17,524,065	$14,265,162
Bond Fund	$1,261,348	$245,103

The following distributions were declared on December 14, 2006, payable to shareholders on December 15, 2006 (Unaudited):

	Ordinary Income		Long-term Capital Gains
	Distributions		Distributions
	Amount	Per Share	Amount	Per Share
Growth Fund	$11,295,040	$0.75	$18,429,147	$1.22
Bond Fund	$511,903	$0.16	$–	$–

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
	2006	2005	2004	2003	2002
GROWTH FUND

Net Asset Value, Beginning of Period	$45.85	$46.03	$42.45	$37.85	$46.45
Income from Investment Operations
Net investment income	0.35	0.27	0.46	0.13	0.22
Net realized and unrealized gains (losses)
on investments	5.14	0.54	3.26	4.83	(4.77)
Total from Investment Operations	5.49	0.81	3.72	4.96	(4.55)
Less Distributions
Distributions from net investment income	(0.27)	(0.44)	(0.14)	(0.25)	(0.02)
Distributions from net realized gains	(1.12)	(0.55)	–	(0.11)	(4.03)
Total Distributions	(1.39)	(0.99)	(0.14)	(0.36)	(4.05)

Net Asset Value, End of Period	$49.95	$45.85	$46.03	$42.45	$37.85

Total Return	12.32%	1.76%	8.77%	13.28%	(10.65% )

Ratios/Supplemental Data
Net assets, end of period (millions)	$759.0	$1,030.7	$1,485.9	$875.6	$520.6
Ratios to average net assets:
Ratio of expenses	1.12%	1.08%	1.05%	1.07%	1.11%
Ratio of expenses without reimbursement†	1.12%	1.09%	1.06%	1.11%	1.15%
Ratio of net investment income	0.63%	0.50%	1.12%	0.47%	0.68%
Ratio of net investment income
without reimbursement†	0.63%	0.49%	1.11%	0.42%	0.65%
Portfolio turnover rate	17.44%	20.48%	28.54%	41.01%	74.07%

† Before directed brokerage credits.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Year Ended November 30,
	2006	2005	2004	2003	2002
BOND FUND

Net Asset Value, Beginning of Period	$10.21	$10.68	$10.86	$10.09	$10.69
Income from Investment Operations
Net investment income	0.44	0.39	0.57	0.58	0.59
Net realized and unrealized gains (losses)
on investments	0.11	(0.36)	(0.16)	0.77	(0.61)
Total from Investment Operations	0.55	0.03	0.41	1.35	(0.02)
Less Distributions
Distributions from net investment income	(0.41)	(0.42)	(0.59)	(0.58)	(0.58)
Distributions from net realized gains	(0.09)	(0.08)	–	–	–
Total Distributions	(0.50)	(0.50)	(0.59)	(0.58)	(0.58)

Net Asset Value, End of Period	$10.26	$10.21	$10.68	$10.86	$10.09

Total Return	5.64%	0.29%	3.90%	13.75%	(0.16% )

Ratios/Supplemental Data
Net assets, end of period (millions)	$32.5	$30.6	$29.7	$41.9	$34.7
Ratios to average net assets:
Ratio of expenses	0.72%	0.80%	0.80%	0.80%	0.87%
Ratio of expenses without reimbursement	1.30%	1.28%	1.20%	1.05%	1.08%
Ratio of net investment income	4.42%	3.80%	5.00%	5.49%	5.94%
Ratio of net investment income
without reimbursement	3.84%	3.31%	4.60%	5.24%	5.73%
Portfolio turnover rate	50.55%	25.93%	23.52%	29.89%	20.09%

See Notes to Financial Statements.

PricewaterhouseCoopers LLP 100 E. Wisconsin Ave. Milwaukee WI 53202

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Thompson Plumb Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thompson Plumb Bond Fund and Thompson Plumb Growth Fund (constituting Thompson Plumb Funds, Inc., hereinafter collectively referred to as the “Funds”) at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, WI
January 5, 2007

DIRECTORS AND OFFICERS
(Information as of 12/31/06)

	Position(s)		Number of
	Held with		Thompson	Other
	Thompson Plumb		Plumb Funds	Directorships
Name,	Funds, Inc. and	Principal Occupation(s)	Overseen	Held by
Address & Age	Length of Time Served(1)	During Past Five Years	by Director	Director
Independent Directors:

Mary Ann Deibele 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 3/5/36	Director since 1994	Retired; Secretary of Elite Engineering Enterprises, Inc. (sheet metal fabrication) from 1997 to 2003; prior thereto, Director and member of the executive committee of Household Utilities, Inc. (a high tech sheet metal fabricating facility).	2	None

John W. Feldt 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 5/2/42	Director since 1987	Retired; Senior Vice President of Finance of the University of Wisconsin Foundation from 1984 to 2006; prior thereto, Vice President of Finance for the University of Wisconsin Foundation.	2	Baird Funds, Inc. (8 Funds)

Donald A. Nichols 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 12/20/40	Director since 1987	Retired; Director of the Robert M. La Follette School of Public Affairs at the University of Wisconsin from 2002 to 2006; Professor of Economics at the University of Wisconsin from 1966 to 2006; Chairman, Department of Economics from 1983 to 1986 and from 1988 to 1990; Economic Consultant.	2	None

Interested Director & Officers:

John W. Thompson(2)(3) 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 7/26/43	Director and Chairman since 1987 and Chief Executive Officer since 2005	President of Thompson Investment Management LLC (“TIM”) since January 2004; President of Thompson, Plumb & Associates, Inc. (“TPA”) from June 1984 to December 2003; Treasurer of TPA from October 1993 to December 2003; Chief Executive Officer and Secretary of Thompson Plumb Trust Company from 2001 to December 2003; a Chartered Financial Analyst.	2	None

John C. Thompson(3) 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date:10/28/68	President and Chief Operating Officer since 2005; prior thereto, Vice President 1996 to 2005

Vice President of TIM since January 2004;Portfolio Manager of TIM since January 2004; Portfolio Manager of TPA from December 1996 to December 2003; Associate Portfolio Manager of TPA from January 1994 to December 1996; a Chartered Financial Analyst.

			N/A	N/A

DIRECTORS AND OFFICERS (Continued)
(Information as of 12/31/06)

	Position(s)		Number of
	Held with		Thompson	Other
	Thompson Plumb		Plumb Funds	Directorships
Name,	Funds, Inc. and	Principal Occupation(s)	Overseen	Held by
Address & Age	Length of Time Served(1)	During Past Five Years	by Director	Director
Interested Director & Officers:

Penny Hubbard 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 6/2/61	Chief Financial Officer and Treasurer since 2005	Vice President - Administrative Services of TIM Holdings, Inc. since January 2004; previously, Assistant Vice President - Client Services of TPA and various other capacities since 1984.	N/A	N/A

Jason L. Stephens 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 10/15/74	Secretary since 2005; prior thereto, Chief Compliance Officer 2004 to 2006

Corporate Secretary of TIM since January 2004; Research Analyst of TIM since January 2004; Chief Compliance Officer from January 2004 to May 2006; Research Analyst of TPA from June 2003 to December 2003; Investment Accountant of TPA from June 2002 to June 2003; Director of Administration at Madison Opera, Inc. from August 1998 to December 2002; a Chartered Financial Analyst.

			N/A	N/A

Nedra S. Pierce 1200 John Q. Hammons Drive Madison, WI 53717 Birth Date: 10/2/61	Chief Compliance Officer since 2006

Chief Compliance Officer of TIM since May 2006; Director of Business Development of TIM from January 2004 to May 2006; Director of Business Development of TPA from January 1998 to December 2003; Administrative Assistant of TPA from May 1995 to December 1997.

			N/A	N/A

(1) Officers of Thompson Plumb Funds, Inc. serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of Thompson Plumb Funds, Inc. serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the Investment Company Act of 1940.

(2) John W. Thompson is an “interested person” of Thompson Plumb Funds, Inc. by virtue of his position with Thompson Plumb Funds, Inc. and Thompson Investment Management LLC.

(3) John C. Thompson, President and Chief Operating Officer of Thompson Plumb Funds, Inc., is the son of John W. Thompson, Chairman, Chief Executive Officer and Director of Thompson Plumb Funds, Inc.

ADDITIONAL INFORMATION (Unaudited)

The Statement of Additional Information contains additional information about the directors and officers of Thompson Plumb Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonplumb.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of the portfolio holdings with the Securities and Exchange Commission for the quarters ending February 28 and August 31 (the Funds’ first and third quarters of its fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the “Act”) requires that the Funds’ Investment Advisory Agreement (the “Agreement”) be approved annually by a vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Agreement or “interested persons” of the Funds as that term is defined in the Act (the “Independent Directors”). At its meeting on October 26, 2006, the Board of Directors of the Funds, including all of the Independent Directors, voted unanimously to renew the existing Agreement between the Funds and Thompson Investment Management LLC (the “Advisor”) for both series of the Funds (each series is sometimes referred to as a “Fund” in this section).

The Board’s approval was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the performance of each of the Funds in comparison to their benchmark index and a peer group of mutual funds; (3) the management fees and total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders.

In connection with the renewal process, the Audit Committee of the Board, consisting of each of the Independent Directors, and the full Board met separately on October 26, 2006, to consider information relevant to the renewal process. The Audit Committee and the full Board are referred to as collectively as the “Board” in this section.

To facilitate evaluation of the Agreement, the Board received and reviewed information prepared or compiled by the Advisor as well as an independent analysis of the Funds’ performance and expenses prepared by Lipper Inc. (“Lipper”). Information reviewed included a memorandum from Fund counsel discussing the fiduciary duty of Directors under Section 15(c) of the Act; a memorandum from Fund management providing its recommendation for renewal of the Agreement; the Advisor’s analysis of profitability of the Agreement to the Advisor and the profitability of related service contracts with affiliates of the Advisor; a separate profitability comparison prepared by Lipper; a detailed statistical report from Lipper comparing the Funds’ performance and expenses with both a “performance group” and “performance universe” of other funds; the Advisor’s Form ADV; the Agreement and other service agreements with affiliates of the Advisor; and background information on the Funds’ portfolio managers and reports from the Funds’ Chief Compliance

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officer. In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer. Throughout the review and approval process, the Independent Directors were represented by independent legal counsel.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with affiliates of the Advisor, and additional service provided by the Advisor although not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. It noted that, in addition to investment management and broker selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings and provides office space, equipment, and administrative services necessary for operation of the Funds. The Board believed that the nature, extent, and quality of services provided by the Advisor were comparable to those provided by advisers to comparable funds and that such services were adequate for the Funds’ needs.

In reviewing the Funds’ investment performance, the Board reviewed the one-, three-, five- and ten-year performance of each of the Funds. The Board noted that the long-term performance of both of the Funds was satisfactory. Although the investment performance of the Growth Fund during the last two years was below those of its peer groups, the Board noted the recent improvement in the performance of that Fund.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor or its affiliates from these relationships, the Board noted that the Bond Fund’s management fee, after waiver of a portion thereof by the Advisor, ranked in the lowest quintile of both of its Lipper comparison groups and that its total expenses were reasonable. The advisory fees and total expenses of the Growth Fund were higher than the median of both of the Lipper comparison groups, but the Board believed they were within a reasonable range. After reviewing information provided by Lipper and the Advisor’s own analysis, the Board believed that the cost of services provided by the Advisor and its affiliates to the Funds and the profits realized with respect thereto were reasonable.

The Board also considered whether economies of scale might be realized as a Fund’s assets increase. It noted that the Agreement provides for a fee breakpoint at $50 million of assets equal to ten basis points for the Growth Fund and five basis points for the Bond Fund. While the Board considered that an increase in assets could provide economies of scale in the Funds’ operations, it noted that the assets of the Growth Fund had decreased significantly in the past year and thus presented no opportunity for such economies. Assets of the Bond Fund were considered to be quite small in comparison to other funds and that economies of scale were unlikely to be realized unless its assets grew significantly.

DIRECTORS OF THE FUNDS
Mary Ann Deibele
John W. Feldt
Donald A. Nichols
John W. Thompson, CFA: President
Thompson Investment Management LLC

OFFICERS OF THE FUNDS
John W. Thompson, CFA
Chief Executive Officer
John C. Thompson, CFA
President & Chief Operating Officer
Penny M. Hubbard
Chief Financial Officer & Treasurer
Jason L. Stephens, CFA
Secretary
Nedra S. Pierce
Chief Compliance Officer

INVESTMENT ADVISOR
Thompson Investment Management LLC
1200 John Q. Hammons Drive
Madison, Wisconsin 53717

     TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
     Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

DISTRIBUTOR
     Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

01/07

Item 2. Code of Ethics.

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. John Feldt, a director of the Registrant since 1987, has been determined to be an audit committee financial expert and is “independent” within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Feldt, currently retired, was the Senior Vice President-Finance for the University of Wisconsin Foundation from 1984 through 2006. In such capacity, he oversaw the investment and accounting functions for the Foundation. These duties required Mr. Feldt to supervise the Foundation’s controller and approve the Foundation’s accounting and audit information.

Item 4. Principal Accountant Fees and Services.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit-related, tax and other services and products provided by PricewaterhouseCoopers, LLP, the Registrant’s principal accountant.

	Fiscal Year Ended November 30,
	2005	2006
Audit Fees(1)	$31,982.50	$31,868.00
Audit-Related Fees(2)	$0	$0
Tax Fees(3)	$11,300.00	$13,100.00
All Other Fees(4)	$0	$0
TOTAL	$43,282.50	$44,968.00
____________________

(1)	This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(2)	This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

(3)	This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For 2005 and 2006, the tax services provided by the Registrant’s principal accountant specifically related to the preparation of the Registrant’s federal and state income and excise tax returns and a review of the Registrant’s distributions of capital gains and dividend and interest income.

(4)	This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

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PricewaterhouseCoopers LLP did not bill any amounts over the last two fiscal years for services or products provided to Thompson Investment Management, LLC, the Registrant's investment advisor, or any entity controlling, controlled by or under common control with such advisor that provides ongoing services for the Registrant.

      The audit committee of the Registrant’s Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of November 30, 2006 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required

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to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 17th day of January, 2007.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chairman and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 17th day of January, 2007.

By:	/s/ John W. Thompson
John W. Thompson, Chairman and
Chief Executive Officer (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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